Employee Benefit Plans	3 Months Ended	12 Months Ended
	Feb. 26, 2012	Nov. 27, 2011
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 5:    EMPLOYEE BENEFIT PLANS

The following table summarizes the components of net periodic benefit cost (income) and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	February 26, 2012	February 27, 2011	February 26, 2012	February 27, 2011
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$2,247	$2,583	$99	$120
Interest cost	14,413	15,028	1,659	1,907
Expected return on plan assets	(13,009)	(12,898)	—	—
Amortization of prior service (benefit) cost	(20)	65	(4,089)	(7,236)
Amortization of actuarial loss	3,142	6,730	1,289	1,256
Curtailment gain	(773)	(16)	—	—
Net settlement loss	107	11	—	—

Net periodic benefit cost (income)	6,107	11,503	(1,042)	(3,953)

Changes in accumulated other comprehensive loss:
Actuarial gain	(4)	—	—	—
Amortization of prior service benefit (cost)	20	(65)	4,089	7,236
Amortization of actuarial loss	(3,142)	(6,730)	(1,289)	(1,256)
Curtailment loss	(1)	—	—	—
Net settlement (loss) gain	(51)	22	—	—

Total recognized in accumulated other comprehensive loss	(3,178)	(6,773)	2,800	5,980

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$2,929	$4,730	$1,758	$2,027

NOTE 8:     EMPLOYEE BENEFIT PLANS

Pension plans.    The Company has several non-contributory defined benefit retirement plans covering eligible employees. Plan assets are invested in a diversified portfolio of securities including stocks, bonds, real estate investment funds, cash equivalents, and alternative investments. Benefits payable under the plans are based on years of service, final average compensation, or both. The Company retains the right to amend, curtail or discontinue any aspect of the plans, subject to local regulations.

Postretirement plans.    The Company maintains plans that provide postretirement benefits to eligible employees, principally health care, to substantially all U.S. retirees and their qualified dependents. These plans were established with the intention that they would continue indefinitely. However, the Company retains the right to amend, curtail or discontinue any aspect of the plans at any time. The plans are contributory and contain certain cost-sharing features, such as deductibles and coinsurance. The Company’s policy is to fund postretirement benefits as claims and premiums are paid.

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,131,765	$1,061,265	$164,308	$176,765
Service cost	10,241	7,794	478	474
Interest cost	60,314	59,680	7,629	8,674
Plan participants’ contribution	1,177	1,212	5,832	6,115
Plan amendments	—	3,138	—	—
Actuarial loss (gain) (1)	75,268	67,276	2,323	(2,005)
Net curtailment (gain) loss	(7,132)	93	—	—
Impact of foreign currency changes	(2,027)	(7,004)	—	—
Plan settlements	(4,051)	(3,115)	—	—
Special termination benefits	120	312	—	—
Benefits paid	(61,998)	(58,886)	(24,510)	(25,715)

Benefit obligation at end of year	$1,203,677	$1,131,765	$156,060	$164,308

Change in plan assets:
Fair value of plan assets at beginning of year	$731,676	$681,008	$—	$—
Actual return on plan assets	39,091	76,546	—	—
Employer contribution	67,584	37,945	18,678	19,600
Plan participants’ contributions	1,177	1,212	5,832	6,115
Plan settlements	(4,051)	(3,115)	—	—
Impact of foreign currency changes	(1,565)	(3,034)	—	—
Benefits paid	(61,998)	(58,886)	(24,510)	(25,715)

Fair value of plan assets at end of year	771,914	731,676	—	—

Unfunded status at end of year	$(431,763)	$(400,089)	$(156,060)	$(164,308)

(1)	Actuarial losses and (gains) in the Company’s pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2011, including a decrease in corporate bond yield indices, caused a reduction in the discount rates used to measure the benefit obligations.

Amounts recognized in the consolidated balance sheets as of November 27, 2011, and November 28, 2010, consist of the following:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
	(Dollars in thousands)
Prepaid benefit cost	$—	$264	$—	$—
Accrued benefit liability — current portion	(7,876)	(7,903)	(15,954)	(17,243)
Accrued benefit liability — long-term portion	(423,887)	(392,450)	(140,108)	(147,065)

	$(431,763)	$(400,089)	$(156,062)	$(164,308)

Accumulated other comprehensive loss:
Net actuarial loss	$(395,554)	$(326,417)	$(46,393)	$(49,094)
Net prior service benefit (cost)	806	(2,096)	16,849	45,794

	$(394,748)	$(328,513)	$(29,544)	$(3,300)

The accumulated benefit obligation for all defined benefit plans was $1.2 billion and $1.1 billion at November 27, 2011, and November 28, 2010, respectively. Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2011	2010
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,133,801	$1,045,871
Aggregate fair value of plan assets	713,818	665,029
Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,203,677	$1,124,777
Aggregate fair value of plan assets	771,914	724,425

The components of the Company’s net periodic benefit cost (income) were as follows:

	Pension Benefits			Postretirement Benefits
	2011	2010	2009	2011	2010	2009
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$10,241	$7,794	$5,254	$478	$474	$428
Interest cost	60,314	59,680	61,698	7,629	8,674	11,042
Expected return on plan assets	(52,959)	(46,085)	(42,191)	—	—	—
Amortization of prior service cost (benefit) (1)	47	453	792	(28,945)	(29,566)	(39,698)
Amortization of actuarial loss	14,908	26,660	17,082	5,025	5,608	1,734
Curtailment loss	129	106	1,176	—	—	467
Special termination benefit	120	312	78	—	—	—
Net settlement loss	714	425	1,655	—	—	—

Net periodic benefit cost (income)	33,514	49,345	45,544	(15,813)	(14,810)	(26,027)

Changes in accumulated other comprehensive loss:
Actuarial loss (gain) (2)	84,593	40,223		2,324	(2,005)
Amortization of prior service (cost) benefit (1)	(47)	(453)		28,945	29,566
Amortization of actuarial loss	(14,908)	(26,660)		(5,025)	(5,608)
Curtailment loss	(3,064)	(13)		—	—
Net settlement loss	(338)	(425)		—	—

Total recognized in accumulated other comprehensive loss	66,236	12,672		26,244	21,953

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$99,750	$62,017		$10,431	$7,143

(1)	Postretirement benefits amortization of prior service benefit recognized during each of years 2011, 2010, and 2009 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments.

(2)	Reflects the impact of the changes in the discount rate assumptions at year-end remeasurement for the pension and postretirement benefit plans for 2011 and 2010.

The amounts that will be amortized from “Accumulated other comprehensive loss” into net periodic benefit cost (income) in 2012 for the Company’s defined benefit pension and postretirement benefit plans are expected to be a cost of $12.5 million and a benefit of $11.2 million, respectively.

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2011	2010	2011	2010
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.5%	5.8%	4.9%	5.2%
Expected long-term rate of return on plan assets	6.9%	6.9%
Rate of compensation increase	4.0%	4.0%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.9%	5.4%	4.5%	4.9%
Rate of compensation increase	3.5%	3.9%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year			7.6%	7.8%
Rate trend to which the cost trend is assumed to decline			4.5%	4.5%
Year that rate reaches the ultimate trend rate			2028	2028

For the Company’s U.S. benefit plans, the discount rate used to determine the present value of the future pension and postretirement plan obligations was based on a yield curve constructed from a portfolio of high quality corporate bonds with various maturities. Each year’s expected future benefit payments are discounted to their present value at the appropriate yield curve rate, thereby generating the overall discount rate. The Company utilized a variety of country-specific third-party bond indices to determine the appropriate discount rates to use for the benefit plans of its foreign subsidiaries.

The Company bases the overall expected long-term rate of return on assets on anticipated long-term returns of individual asset classes and each pension plans’ target asset allocation strategy based on current economic conditions. For the U.S. pension plan, the expected long-term returns for each asset class are determined through a mean-variance model to estimate 20 year returns for the plan.

Health care cost trend rate assumptions are a significant input in the calculation of the amounts reported for the Company’s postretirement benefits plans. A one percentage-point change in assumed health care cost trend rates would have no significant effect on the total service and interest cost components or on the postretirement benefit obligation.

Consolidated pension plan assets relate primarily to the U.S. pension plan. The Company utilizes the services of independent third-party investment managers to oversee the management of U.S. pension plan assets. The Company’s investment strategy is to invest plan assets in a diversified portfolio of domestic and international equity securities, fixed income securities and real estate and other alternative investments with the objective of generating long-term growth in plan assets at a reasonable level of risk. Prohibited investments for the U.S. pension plan include certain privately placed or other non-marketable debt instruments, letter stock, commodities or commodity contracts and derivatives of mortgage-backed securities, such as interest-only, principal-only or inverse floaters. The current target allocation percentages for the Company’s U.S. pension plan assets are 43-47% for equity securities, 43-47% for fixed income securities and 8-12% for other alternative investments, including real estate.

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 27, 2011
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$6,050	$6,050	$—	$—
Equity securities (1)
U.S. large cap	168,347	—	168,347	—
U.S. small cap	32,513	—	32,513	—
International	139,931	—	139,931	—
Fixed income securities (2)	353,887	—	353,887	—
Other alternative investments
Real estate (3)	53,766	—	53,766	—
Private equity (4)	4,611	—	—	4,611
Hedge fund (5)	4,677	—	4,677	—
Other(6)	8,132	—	8,132	—

Total investments at fair value	$771,914	$6,050	$761,253	$4,611

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

The fair value of plan assets are composed of U.S. plan assets of approximately $649 million and non-U.S. plan assets of approximately $123 million. The fair values of the substantial majority of the equity, fixed income and real estate investments are based on the net asset value of comingled trust funds that passively track various market indices.

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate, are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2012	$57,354	$18,632	$75,986
2013	58,375	18,137	76,512
2014	57,910	17,657	75,567
2015	59,538	17,249	76,787
2016	60,267	16,776	77,043
2017-2021	339,084	75,636	414,720

At November 27, 2011, the Company’s contributions to its pension plans in 2012 were estimated to be approximately $64.5 million.